Knowledge Leaders Developed World ETF

Ticker Symbol: KLDW

A series of Investment Managers Series Trust

Supplement dated December 5, 2023, to the Prospectus

and Statement of Additional Information (“SAI”), dated September 1, 2023.

The address for Knowledge Leaders Capital, LLC (“Knowledge Leaders Capital”), the investment advisor to the Knowledge Leaders Developed World ETF, has been changed as follows:

Knowledge Leaders Capital, LLC

902 S. Race Street

Denver, CO 80209

Accordingly, all references in the Prospectus and SAI to Knowledge Leaders Capital’s address are revised as indicated.

Please file this Supplement with your records.